Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 514,030,265.56
Previously Paid Amount	0
Total Fee Amount	44,720.63
Total Offset Amount	0
Net Fee	$ 44,720.63
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A